Fair Value Measurements (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Total gains (losses) included in earnings:
Interest expense	$ 25,755
SQN AIF IV, GP LLC [Member]
Total gains (losses) included in earnings:
Interest expense	25,755
Fair Value, Inputs, Level 3 [Member] | Collateralized Loan Obligations [Member]
Summary of reconciliation of the beginning and ending balances for assets measured at fair value on a recurring basis
Beginning balance
Issuance of additional note	322,000
Total gains (losses) included in earnings:
Interest income	2,519
Interest expense
Repayment of notes and accrued interest
Unrealized appreciation (depreciation)	8,968
Ending balance	333,487
Fair Value, Inputs, Level 3 [Member] | Collateralized Loan Obligations [Member] | SQN AIF IV, GP LLC [Member]
Summary of reconciliation of the beginning and ending balances for assets measured at fair value on a recurring basis
Beginning balance
Issuance of additional note	322,000
Total gains (losses) included in earnings:
Interest income	2,519
Unrealized appreciation (depreciation)	8,968
Ending balance	333,487
Fair Value, Inputs, Level 3 [Member] | Equipment Note Receivable [Member]
Summary of reconciliation of the beginning and ending balances for assets measured at fair value on a recurring basis
Beginning balance
Issuance of additional note	2,950,000
Total gains (losses) included in earnings:
Interest income	4,142
Interest expense
Repayment of notes and accrued interest	(261,242)
Unrealized appreciation (depreciation)	55,072
Ending balance	2,747,972
Fair Value, Inputs, Level 3 [Member] | Equipment Note Receivable [Member] | SQN AIF IV, GP LLC [Member]
Summary of reconciliation of the beginning and ending balances for assets measured at fair value on a recurring basis
Beginning balance
Issuance of additional note	2,950,000
Total gains (losses) included in earnings:
Interest income	4,142
Repayment of notes and accrued interest	(261,242)
Unrealized appreciation (depreciation)	55,072
Ending balance	2,747,972
Fair Value, Inputs, Level 3 [Member] | Equipment Loan Receivable [Member]
Summary of reconciliation of the beginning and ending balances for assets measured at fair value on a recurring basis
Beginning balance
Issuance of additional note	6,530,766
Total gains (losses) included in earnings:
Interest income	19,682
Interest expense
Repayment of notes and accrued interest
Unrealized appreciation (depreciation)
Ending balance	6,550,448
Fair Value, Inputs, Level 3 [Member] | Equipment Loan Receivable [Member] | SQN AIF IV, GP LLC [Member]
Summary of reconciliation of the beginning and ending balances for assets measured at fair value on a recurring basis
Beginning balance
Issuance of additional note	6,530,766
Total gains (losses) included in earnings:
Interest income	19,682
Ending balance	6,550,448
Fair Value, Inputs, Level 3 [Member] | Notes Payable, Other Payables [Member]
Summary of reconciliation of the beginning and ending balances for assets measured at fair value on a recurring basis
Beginning balance
Issuance of additional note	8,541,339
Total gains (losses) included in earnings:
Interest income
Interest expense
Repayment of notes and accrued interest
Unrealized appreciation (depreciation)
Ending balance	8,541,339
Fair Value, Inputs, Level 3 [Member] | Notes Payable, Other Payables [Member] | SQN AIF IV, GP LLC [Member]
Summary of reconciliation of the beginning and ending balances for assets measured at fair value on a recurring basis
Beginning balance
Issuance of additional note	8,541,339
Total gains (losses) included in earnings:
Ending balance	8,541,339
Fair Value, Inputs, Level 3 [Member] | Loans Payable [Member]
Summary of reconciliation of the beginning and ending balances for assets measured at fair value on a recurring basis
Beginning balance
Issuance of additional note	6,800,000
Total gains (losses) included in earnings:
Interest income
Interest expense	25,755
Repayment of notes and accrued interest
Unrealized appreciation (depreciation)
Ending balance	6,825,755
Fair Value, Inputs, Level 3 [Member] | Loans Payable [Member] | SQN AIF IV, GP LLC [Member]
Summary of reconciliation of the beginning and ending balances for assets measured at fair value on a recurring basis
Beginning balance
Issuance of additional note	6,800,000
Total gains (losses) included in earnings:
Interest expense	25,755
Ending balance	$ 6,825,755